Share-Based Compensation Plans - Schedule of Movement in Share Units (Details) - Omnibus Plan [Member]	3 Months Ended
Mar. 31, 2026 shares
Schedule of Movement in Share Units [Line Items]
DSUs, Beginning balance	232,163
DSUs, Granted	8,438
DSUs, Settled
DSUs, Ending balance	240,601
RSUs with Time Criteria [Member]
Schedule of Movement in Share Units [Line Items]
RSUs with time criteria, beginning balance	707,466
RSUs with time criteria, Granted	149,360
RSUs with time criteria, Settled	(404,827)
RSUs with time criteria, Ending balance	451,999
PSUs with Time and Performance Criteria [Member]
Schedule of Movement in Share Units [Line Items]
PSUs with time and performance criteria, Beginning balance	530,056
PSUs with time and performance criteria, Granted	101,115
PSUs with time and performance criteria, Settled	(224,822)
PSUs with time and performance criteria, Ending balance	406,349